UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-3651
                                     ------------

                           Touchstone Strategic Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)               (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:      03/31
                           --------------------------
Date of reporting period:    12/31/09
                           --------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Diversified Small Cap Growth Fund - December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.3%                               SHARES           VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 27.8%
Ariba, Inc.*                                         24,650      $      308,618
Atheros Communications, Inc.*+                       10,731             367,429
Avnet, Inc.*                                          7,281             219,595
CACI International, Inc.- Class A*+                   6,015             293,833
comScore, Inc.*+                                     13,659             239,716
DivX, Inc.*                                          19,227             108,440
Euronet Worldwide, Inc.*                             17,999             395,078
F5 Networks, Inc.*                                    5,323             282,013
j2 Global Communications, Inc.*+                     11,286             229,670
Mantech International Corp.- Class A*                 6,040             291,611
MICROS Systems, Inc.*                                 5,543             171,999
Microsemi Corp.*                                     25,147             446,359
Multi-Fineline Electronix, Inc.*                      6,795             192,774
Netscout Systems, Inc.*                              21,599             316,209
Novatel Wireless, Inc.*                              17,292             137,817
Nuance Communications, Inc.*+                        12,742             198,011
Oplink Communications, Inc.*                          8,289             135,857
Parametric Technology Corp.*                         13,000             212,420
Polycom, Inc.*                                       10,555             263,558
Progress Software Corp.*                             12,120             354,025
Riverbed Technology, Inc.*                            2,395              55,013
Skyworks Solutions, Inc.*+                           36,257             514,487
Sybase, Inc.*+                                        4,885             212,009
Taleo Corp.- Class A*                                 9,761             229,579
Tessera Technologies, Inc.*                          11,724             272,818
United Online, Inc.                                  21,635             155,556
Virtusa Corp.*                                       17,841             161,640
VistaPrint NV*                                        7,345             416,168
Web.com Group, Inc.*                                 38,036             248,375
Wright Express Corp.*                                10,504             334,657
--------------------------------------------------------------------------------
                                                                      7,765,334
--------------------------------------------------------------------------------

HEALTH CARE -- 23.2%
Acorda Therapeutics, Inc.*                           20,985             529,242
Alexion Pharmaceuticals, Inc.*                       10,383             506,898
Auxilium Pharmaceuticals, Inc.*                      17,020             510,260
BioMarin Pharmaceutical, Inc.*                       25,086             471,868
CryoLife, Inc.*                                      19,875             127,598
eResearchTechnology, Inc.*                           17,540             105,415
Genomic Health, Inc.*+                               23,493             459,523
HMS Holdings Corp.*+                                  7,480             364,201
Inspire Pharmaceuticals, Inc.*                       28,010             154,615
NuVasive, Inc.*+                                      5,385             172,212
Onyx Pharmaceuticals, Inc.*                           8,550             250,857
OSI Pharmaceuticals, Inc.*+                           5,402             167,624
RTI Biologics, Inc.*                                 80,270             308,237
Salix Pharmaceuticals Ltd.*                           4,440             112,776
SonoSite, Inc.*                                      18,730             442,590
Spectranetics Corp.*                                 63,150             439,524
TranS1, Inc.*                                        32,026             126,503
United Therapeutics Corp.*                            7,965             419,357
Vanda Pharmaceuticals, Inc.*+                        21,380             240,311
Wright Medical Group, Inc.*+                         29,395             557,035
--------------------------------------------------------------------------------
                                                                      6,466,646
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 17.2%
99 Cents Only Stores*                                26,743             349,531
Big Lots, Inc.*                                      11,208             324,808
BJ's Restaurants, Inc.*+                             12,175             229,133
Capella Education Co.*+                               6,627             499,013
Chipotle Mexican Grill, Inc.- Class A*+               2,350             207,176
Coinstar, Inc.*+                                     10,028             278,578
Deckers Outdoor Corp.*                                4,501             457,842
Fuel Systems Solutions, Inc.*+                        3,020             124,545
LKQ Corp.*                                           17,905             350,759
Morningstar, Inc.*                                    5,770             278,922
NetFlix, Inc.*+                                       7,913             436,323
Panera Bread Co.- Class A*+                           3,230             216,313
PetMed Express, Inc.+                                17,993             317,216
Steiner Leisure Ltd.*                                 3,414             135,741
Tractor Supply Co.*+                                  5,936             314,370
Tupperware Brands Corp.                               5,810             270,572
--------------------------------------------------------------------------------
                                                                      4,790,842
--------------------------------------------------------------------------------

INDUSTRIALS -- 12.5%
Administaff, Inc.                                     3,565              84,098
Ameron International Corp.                            3,900             247,494
Ducommun, Inc.                                        9,509             177,913
DynCorp International, Inc.- Class A*                 8,713             125,032
EnPro Industries, Inc.*+                             12,537             331,102
GrafTech International Ltd.*                         18,195             282,932
Granite Construction, Inc.                            9,765             328,690
Kforce, Inc.*                                        19,869             248,362
LaBarge, Inc.*                                       12,253             147,649
MYR Group, Inc.*                                     13,200             238,656
Powell Industries, Inc.*                              3,455             108,936
SYKES Enterprises, Inc.*                             16,610             423,057
TBS International Ltd.- Class A*+                     7,945              58,396
Wabtec Corp.+                                         3,368             137,549
Watson Wyatt Worldwide, Inc.- Class A                 6,891             327,460
Woodward Governor Co.                                 8,767             225,926
--------------------------------------------------------------------------------
                                                                      3,493,252
--------------------------------------------------------------------------------

FINANCIALS -- 6.7%
Bank of Hawaii Corp.                                  3,050             143,533
Cash America International, Inc.                      6,985             244,196
Duff & Phelps Corp.- Class A                          6,555             119,694
Encore Capital Group, Inc.*+                          7,598             132,205
Ezcorp, Inc.- Class A*                               25,185             433,434
First Cash Financial Services, Inc.*                 14,390             319,314
Portfolio Recovery Associates, Inc.*+                 7,385             331,439
SWS Group, Inc.                                      12,486             151,080
--------------------------------------------------------------------------------
                                                                      1,874,895
--------------------------------------------------------------------------------

ENERGY -- 6.2%
Alpha Natural Resources, Inc.*                        3,725             161,591
Arena Resources, Inc.*+                               7,155             308,595
Atwood Oceanics, Inc.*                                3,727             133,613
Comstock Resources, Inc.*                             6,220             252,345
Lufkin Industries, Inc.                               3,435             251,442
Natural Gas Services Group, Inc.*                    11,461             216,040
T-3 Energy Services, Inc.*                           10,170             259,335
World Fuel Services Corp.+                            5,555             148,818
--------------------------------------------------------------------------------
                                                                      1,731,779
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Diversified Small Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.3% (CONTINUED)                   SHARES           VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.3%
BJ's Wholesale Club, Inc.*+                           4,096      $      133,980
Chattem, Inc.*+                                       2,785             259,841
Flowers Foods, Inc.+                                  6,090             144,698
Lancaster Colony Corp.                                2,277             113,167
--------------------------------------------------------------------------------
                                                                        651,686
--------------------------------------------------------------------------------

MATERIALS -- 1.9%
Balchem Corp.                                         3,765             126,165
Brush Engineered Materials, Inc.*                     3,790              70,267
Greif, Inc.- Class A                                  2,790             150,604
Koppers Holdings, Inc.                                3,510             106,844
LSB Industries, Inc.*                                 4,444              62,661
--------------------------------------------------------------------------------
                                                                        516,541
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.5%
NTELOS Holdings Corp.                                 7,170             127,770
Syniverse Holdings, Inc.*                            16,515             288,682
--------------------------------------------------------------------------------
                                                                         416,452
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $   27,707,427
--------------------------------------------------------------------------------

INVESTMENT FUNDS --27.4%
Invesco AIM Liquid Assets Portfolio**             7,374,397           7,374,397
Touchstone Institutional Money Market Fund^         287,754             287,754
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $    7,662,151
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 126.7%
(Cost $31,936,250)                                               $   35,369,578

LIABILITIES IN EXCESS OF OTHER ASSETS -- (26.7%)                     (7,442,966)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   27,926,612
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2009, was $7,124,304.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION            LEVEL 1        LEVEL 2         LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Common Stocks       $ 27,707,427   $         --    $         --    $ 27,707,427
Investment Funds       7,662,151             --              --       7,662,151
                    -----------------------------------------------------------
                                                                   $ 35,369,578

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Growth Opportunities Fund - December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 98.8%                               SHARES           VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 31.0%
Accenture PLC- Class A                               12,450      $      516,675
BMC Software, Inc.*                                  22,400             898,240
Check Point Software Technologies*                   44,700           1,514,436
Corning, Inc.+                                       41,300             797,503
Google, Inc.- Class A*                                1,720           1,066,366
Hewlett-Packard Co.                                  24,100           1,241,391
International Business Machines Corp.                 8,600           1,125,740
Maxim Integrated Products, Inc.                      35,250             715,575
Microsoft Corp.                                      53,800           1,640,362
NICE Systems Ltd.- ADR*                              25,000             776,000
Nuance Communications, Inc.*+                        67,100           1,042,734
Oracle Corp.                                         56,800           1,393,872
Polycom, Inc.*                                       26,700             666,699
QUALCOMM, Inc.                                       21,950           1,015,407
SkillSoft PLC- ADR*                                  66,400             695,872
--------------------------------------------------------------------------------
                                                                     15,106,872
--------------------------------------------------------------------------------

HEALTH CARE -- 20.9%
Adolor Corp.*                                       143,600             209,656
Celgene Corp.*                                       27,825           1,549,296
Dionex Corp.*+                                       10,300             760,861
Elan Corp. PLC- ADR*                                104,900             683,948
OSI Pharmaceuticals, Inc.*+                          28,400             881,252
Pfizer, Inc.                                         51,600             938,604
Santarus, Inc.*                                      79,200             365,904
Shire PLC- ADR                                       20,600           1,209,220
Thermo Fisher Scientific, Inc.*                      20,650             984,798
United Therapeutics Corp.*                           13,800             726,570
Vertex Pharmaceuticals, Inc.*+                       23,200             994,120
Warner Chilcott PLC- Class A*                        31,450             895,382
--------------------------------------------------------------------------------
                                                                     10,199,611
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 13.2%
Coca-Cola Co./The                                    25,750           1,467,750
CVS Caremark Corp.                                   36,100           1,162,781
PepsiCo, Inc.                                        22,800           1,386,240
Procter & Gamble Co./The                             15,050             912,481
Ralcorp Holdings, Inc.*                              12,900             770,259
Wal-Mart Stores, Inc.                                14,200             758,990
--------------------------------------------------------------------------------
                                                                      6,458,501
--------------------------------------------------------------------------------

ENERGY -- 9.1%
CONSOL Energy, Inc.                                  22,350           1,113,030
ENSCO International, Inc.- ADR                       23,250             928,605
Exterran Holdings, Inc.*+                            18,100             388,245
National Oilwell Varco, Inc.                         29,300           1,291,837
Weatherford International Ltd.*                      40,400             723,564
--------------------------------------------------------------------------------
                                                                      4,445,281
--------------------------------------------------------------------------------

MATERIALS -- 8.9%
Celanese Corp.                                       34,900           1,120,290
Goldcorp, Inc.+                                      21,500             845,810
Mosaic Co./The+                                      12,050             719,747
Praxair, Inc.                                        12,900           1,035,999
Yamana Gold, Inc.                                    55,900             636,142
--------------------------------------------------------------------------------
                                                                      4,357,988
--------------------------------------------------------------------------------

INDUSTRIALS -- 6.6%
AMETEK, Inc.+                                        23,250             889,080
BE Aerospace, Inc.*+                                 34,400             808,400
IDEX Corp.                                           21,900             682,185
ITT Corp.                                            16,300             810,762
--------------------------------------------------------------------------------
                                                                      3,190,427
--------------------------------------------------------------------------------

FINANCIALS -- 4.7%
CME Group, Inc.                                       3,400           1,142,230
Waddell & Reed Financial, Inc.- Class A              37,850           1,155,939
--------------------------------------------------------------------------------
                                                                      2,298,169
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 4.4%
Bed Bath & Beyond, Inc.*+                            18,100             699,203
NetFlix, Inc.*+                                      12,000             661,680
Target Corp.                                         16,350             790,849
--------------------------------------------------------------------------------
                                                                      2,151,732
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $   48,208,581
--------------------------------------------------------------------------------

INVESTMENT FUNDS --17.6%
Invesco AIM Liquid Assets Portfolio**             7,014,512           7,014,512
Touchstone Institutional Money Market Fund^       1,595,289           1,595,289
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $    8,609,801
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 116.4%
(Cost $52,868,478)                                               $   56,818,382

LIABILITIES IN EXCESS OF OTHER ASSETS -- (16.4%)                     (8,015,713)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   48,802,669
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2009, was $6,827,535.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

ADR -- American Depositary Receipt

PLC -- Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:


DESCRIPTION            LEVEL 1        LEVEL 2         LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Common Stocks       $ 48,208,581   $         --    $         --    $ 48,208,581
Investment Funds       8,609,801             --              --       8,609,801
                    -----------------------------------------------------------
                                                                   $ 56,818,382

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Large Cap Core Equity Fund - December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 98.5%                               SHARES           VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 22.7%
Amphenol Corp.- Class A+                             20,836      $      962,206
Cisco Systems, Inc.*                                 60,048           1,437,549
Fiserv, Inc.*                                        10,270             497,890
Hewlett-Packard Co.                                  25,583           1,317,780
Intel Corp.                                          55,259           1,127,284
International Business Machines Corp.                 8,130           1,064,217
Microsoft Corp.                                      59,951           1,827,906
Oracle Corp.                                         58,155           1,427,124
QUALCOMM, Inc.                                       27,539           1,273,954
Western Union Co.                                    31,213             588,365
--------------------------------------------------------------------------------
                                                                     11,524,275
--------------------------------------------------------------------------------

FINANCIALS -- 11.9%
AFLAC, Inc.+                                         33,898           1,567,783
Allstate Corp.                                       24,036             722,041
American Express Co.                                 26,078           1,056,681
Goldman Sachs Group, Inc.                             7,445           1,257,014
Morgan Stanley                                       36,629           1,084,218
State Street Corp.+                                   8,500             370,090
--------------------------------------------------------------------------------
                                                                      6,057,827
--------------------------------------------------------------------------------

ENERGY -- 11.7%
Chesapeake Energy Corp.+                             34,830             901,400
Chevron Corp.                                        16,151           1,243,466
ENSCO International, Inc.- ADR                       21,422             855,595
Marathon Oil Corp.                                   37,627           1,174,715
Transocean Ltd.*                                      9,718             804,650
XTO Energy, Inc.                                     20,342             946,513
--------------------------------------------------------------------------------
                                                                      5,926,339
--------------------------------------------------------------------------------

INDUSTRIALS -- 11.4%
Danaher Corp.                                        10,215             768,168
Emerson Electric Co.                                 17,612             750,271
Honeywell International, Inc.                        12,006             470,635
Illinois Tool Works, Inc.                            21,959           1,053,813
Union Pacific Corp.                                  16,948           1,082,977
United Technologies Corp.                            24,327           1,688,537
--------------------------------------------------------------------------------
                                                                      5,814,401
--------------------------------------------------------------------------------

HEALTH CARE -- 11.3%
Johnson & Johnson                                    13,507             869,986
Laboratory Corp. of America Holdings*                16,003           1,197,665
McKesson Corp.                                       16,911           1,056,937
Novartis AG- ADR                                     22,882           1,245,467
Teva Pharmaceutical Industries Ltd.- ADR+            13,650             766,857
WellPoint, Inc.*                                     10,297             600,212
--------------------------------------------------------------------------------
                                                                      5,737,124
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 10.4%
Best Buy Co., Inc.                                   25,639           1,011,715
Dollar Tree, Inc.*                                   14,130             682,479
Honda Motor Co. Ltd.- ADR                            24,070             815,973
McDonald's Corp.                                     13,470             841,067
Ross Stores, Inc.                                    15,070             643,640
Target Corp.                                         26,136           1,264,198
--------------------------------------------------------------------------------
                                                                      5,259,072
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 9.5%
Altria Group, Inc.                                   34,665             680,474
CVS Caremark Corp.                                   21,091             679,341
Kimberly-Clark Corp.                                 15,401             981,198
PepsiCo, Inc.                                        15,260             927,808
Philip Morris International, Inc.                    31,828           1,533,791
--------------------------------------------------------------------------------
                                                                      4,802,612
--------------------------------------------------------------------------------

MATERIALS -- 3.9%
BHP Billiton Ltd.- ADR+                              11,210             858,462
Praxair, Inc.                                        14,102           1,132,531
--------------------------------------------------------------------------------
                                                                      1,990,993
--------------------------------------------------------------------------------

UTILITIES -- 2.5%
Dominion Resources, Inc.+                            32,594           1,268,559
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.2%
AT&T, Inc.                                           39,289           1,101,271
--------------------------------------------------------------------------------

MISCELLANEOUS -- 1.0%
Tyco Electronics Ltd.*                               21,495             527,702
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $   50,010,175
--------------------------------------------------------------------------------

INVESTMENT FUNDS --13.5%
Invesco AIM Liquid Assets Portfolio**             5,816,925           5,816,925
Touchstone Institutional Money Market Fund^       1,055,247           1,055,247
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $    6,872,172
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 112.0%
(Cost $53,957,078)                                               $   56,882,347
LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.0%)                     (6,081,563)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   50,800,784
================================================================================

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2009, was $5,639,606.

*     Non-income producing security.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

ADR -- American Depositary Receipt

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION            LEVEL 1        LEVEL 2         LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Common Stocks       $ 50,010,175   $         --    $         --    $ 50,010,175
Investment Funds       6,872,172             --           --          6,872,172
                    -----------------------------------------------------------
                                                                   $ 56,882,347

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Large Cap Growth Fund - December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.4%                               SHARES           VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 36.2%
Apple, Inc.*                                         78,320      $   16,514,555
Baidu, Inc.- ADR*                                    51,710          21,264,704
Broadcom Corp.- Class A*                            840,000          26,418,000
Cognizant Technology Solutions Corp.- Class A*      578,500          26,206,050
Google, Inc.- Class A*                               52,000          32,238,960
Infosys Technologies Ltd.- ADR+                     466,900          25,805,563
International Business Machines Corp.               203,140          26,591,026
Marvell Technology Group Ltd.*                    1,668,683          34,625,172
NetApp, Inc.*                                       900,000          30,951,000
Oracle Corp.                                      1,187,880          29,150,575
Taiwan Semiconductor
    Manufacturing Co. Ltd.- ADR                     974,439          11,147,582
Western Digital Corp.*                              773,000          34,127,950
--------------------------------------------------------------------------------
                                                                    315,041,137
--------------------------------------------------------------------------------

MATERIALS -- 16.3%
BHP Billiton Ltd.- ADR+                             288,610          22,101,754
Companhia Siderurgica Nacional SA- ADR+             632,600          20,198,918
Goldcorp, Inc.+                                     333,000          13,100,220
Newmont Mining Corp.                                262,600          12,423,606
Praxair, Inc.                                       312,025          25,058,728
Southern Copper Corp.+                              911,500          29,997,465
Teck Resources Ltd.- Class B*+                      557,230          19,486,333
--------------------------------------------------------------------------------
                                                                    142,367,024
--------------------------------------------------------------------------------

HEALTH CARE -- 15.1%
Alcon, Inc.+                                        109,336          17,969,372
Express Scripts, Inc.*                              340,995          29,479,018
McKesson Corp.                                      349,005          21,812,812
Medco Health Solutions, Inc.*                       430,175          27,492,484
Merck & Co., Inc.                                   435,985          15,930,892
Quest Diagnostics, Inc.+                            316,800          19,128,384
--------------------------------------------------------------------------------
                                                                    131,812,962
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 12.2%
Amazon.com, Inc.*                                   269,750          36,286,770
AutoZone, Inc.*                                     104,070          16,450,345
DIRECTV Group, Inc.- Class A*                       601,395          20,056,523
Kohl's Corp.*+                                      323,683          17,456,224
TJX Cos., Inc.                                      434,000          15,862,700
--------------------------------------------------------------------------------
                                                                    106,112,562
--------------------------------------------------------------------------------

ENERGY -- 11.9%
Anadarko Petroleum Corp.                            362,180          22,607,275
Occidental Petroleum Corp.                          322,345          26,222,766
Southwestern Energy Co.*                            643,425          31,013,085
Talisman Energy, Inc.+                            1,284,197          23,937,432
--------------------------------------------------------------------------------
                                                                    103,780,558
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 4.2%
Colgate-Palmolive Co.                               212,335          17,443,320
Walgreen Co.                                        527,300          19,362,456
--------------------------------------------------------------------------------
                                                                     36,805,776
--------------------------------------------------------------------------------

INDUSTRIALS -- 3.5%
Precision Castparts Corp.                           278,000          30,677,300
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $  866,597,319
--------------------------------------------------------------------------------

INVESTMENT FUNDS --16.1%
Invesco AIM Liquid Assets Portfolio**           130,960,709      $  130,960,709
Touchstone Institutional Money Market Fund^       9,203,301           9,203,301
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $  140,164,010
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 115.5%
(Cost $800,952,155)                                              $1,006,761,329

LIABILITIES IN EXCESS OF OTHER ASSETS -- (15.5%)                   (135,106,181)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $  871,655,148
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2009, was $126,815,390.

**    Represents collateral for securities loaned.

PORTFOLIO ABBREVIATIONS:

ADR -- American Depositary Receipt

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation in the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1      LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stocks       $  866,597,319  $        --    $         --  $  866,597,319
Investment Funds       140,164,010           --              --     140,164,010
                    -----------------------------------------------------------
                                                                 $1,006,761,329

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Large Cap Value Fund - December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
PREFERRED STOCK -- 0.7%                              SHARES           VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 0.7%
General Motors Corp., Series B                       18,600      $       93,000
--------------------------------------------------------------------------------

COMMON STOCKS -- 94.0%
FINANCIALS -- 36.8%
Bank of America Corp.                                57,292             862,818
Capital One Financial Corp.                           4,100             157,194
Citigroup, Inc.+                                    185,738             614,793
Genworth Financial, Inc.- Class A*                   50,747             575,978
Hartford Financial Services Group, Inc.              20,900             486,134
Huntington Bancshares, Inc.                         131,400             479,610
Marshall & Ilsley Corp.                             140,700             766,815
Regions Financial Corp.                              74,700             395,163
SunTrust Banks, Inc.+                                20,400             413,916
--------------------------------------------------------------------------------
                                                                      4,752,421
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 18.8%
DR Horton, Inc.                                      30,000             326,100
JC Penney Co., Inc.                                   5,000             133,050
Magna International, Inc.- Class A                    7,400             374,292
Pulte Homes, Inc.*+                                  87,267             872,670
Ryland Group, Inc.+                                  36,600             721,020
--------------------------------------------------------------------------------
                                                                      2,427,132
--------------------------------------------------------------------------------

ENERGY -- 15.0%
Arch Coal, Inc.+                                     25,600             569,600
Chesapeake Energy Corp.+                             21,600             559,008
Peabody Energy Corp.                                 17,800             804,738
--------------------------------------------------------------------------------
                                                                      1,933,346
--------------------------------------------------------------------------------

UTILITIES -- 11.9%
Allegheny Energy, Inc.                               12,600             295,848
Mirant Corp.*                                        32,302             493,251
RRI Energy, Inc.*                                   129,400             740,168
--------------------------------------------------------------------------------
                                                                      1,529,267
--------------------------------------------------------------------------------

INDUSTRIALS -- 5.8%
Navistar International Corp.*                        19,500             753,675
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 4.7%
Alcatel-Lucent- ADR*                                105,800             351,256
Dell, Inc.*                                          17,300             248,428
--------------------------------------------------------------------------------
                                                                        599,684
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.0%
Sprint Nextel Corp.*                                 35,900             131,394
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $   12,126,919
--------------------------------------------------------------------------------

INVESTMENT FUNDS --39.3%
Invesco AIM Liquid Assets Portfolio**             3,307,168      $    3,307,168
Touchstone Institutional Money Market Fund^       1,763,817           1,763,817
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $    5,070,985
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 134.0%
(Cost $16,880,695)                                               $   17,290,904

LIABILITIES IN EXCESS OF OTHER ASSETS -- (34.0%)                     (4,389,133)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   12,901,771
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2009, was $3,200,850.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

ADR -- American Depositary Receipt

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1      LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stocks       $ 12,126,919   $         --    $         --    $ 12,126,919
Investment Funds       5,070,985             --              --       5,070,985
Preferred Stock           93,000             --              --          93,000
                    -----------------------------------------------------------
                                                                   $ 17,290,904

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Mid Cap Growth Fund - December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.3%                               SHARES           VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 18.1%
Agilent Technologies, Inc.*                         228,800      $    7,108,816
Avago Technologies Ltd.*                            316,825           5,794,729
Avnet, Inc.*                                        184,100           5,552,456
BMC Software, Inc.*                                 181,900           7,294,190
Broadcom Corp.- Class A*                            222,100           6,985,045
Brocade Communication Systems, Inc.*+             1,056,200           8,058,806
Ciena Corp.*+                                       387,515           4,200,663
Gartner, Inc.*                                      574,100          10,356,764
Global Payments, Inc.                               146,750           7,903,955
LSI Corp.*                                        1,287,173           7,735,910
Maxim Integrated Products, Inc.+                    343,845           6,980,053
McAfee, Inc.*                                       166,518           6,755,635
Microchip Technology, Inc.+                         179,650           5,220,629
NICE Systems Ltd.- ADR*                             385,600          11,969,024
ON Semiconductor Corp.*                           1,528,550          13,466,526
QLogic Corp.*+                                      265,500           5,009,985
Quest Software, Inc.*                               534,700           9,838,480
Red Hat, Inc.*                                      276,100           8,531,490
Verigy Ltd.*                                        336,551           4,331,411
Xilinx, Inc.+                                       346,150           8,674,519
--------------------------------------------------------------------------------
                                                                    151,769,086
--------------------------------------------------------------------------------

INDUSTRIALS -- 16.3%
AMETEK, Inc.                                        227,850           8,712,984
Cooper Industries PLC                               166,500           7,099,560
Corrections Corp. of America*+                      282,650           6,939,058
Delta Air Lines, Inc.*                              627,350           7,139,243
Dover Corp.                                         161,690           6,727,921
Hexcel Corp.*+                                      580,395           7,533,527
IDEX Corp.+                                         313,300           9,759,295
ITT Corp.                                           188,400           9,371,016
Jacobs Engineering Group, Inc.*+                    100,202           3,768,597
Joy Global, Inc.                                    121,830           6,285,210
Kennametal, Inc.+                                   175,000           4,536,000
Kirby Corp.*+                                       254,200           8,853,786
MSC Industrial Direct Co.- Class A+                 256,350          12,048,450
Precision Castparts Corp.+                           93,780          10,348,623
Rockwell Collins, Inc.+                             136,845           7,575,739
Roper Industries, Inc.+                             188,400           9,866,508
Snap-On, Inc.+                                      101,880           4,305,449
SPX Corp.                                           110,175           6,026,572
--------------------------------------------------------------------------------
                                                                    136,897,538
--------------------------------------------------------------------------------

HEALTH CARE -- 14.7%
Beckman Coulter, Inc.                                52,200           3,415,968
Celgene Corp.*                                      188,432          10,491,894
Covance, Inc.*+                                      98,900           5,396,973
DaVita, Inc.*                                       148,950           8,749,323
Elan Corp. PLC- ADR*                              1,121,900           7,314,788
Life Technologies Corp.*                            216,950          11,331,298
Mettler-Toledo International, Inc.*+                135,850          14,262,891
Shire PLC- ADR+                                     192,850          11,320,295
Thermo Fisher Scientific, Inc.*                     130,795           6,237,614
United Therapeutics Corp.*                          100,800           5,307,120
Varian Medical Systems, Inc.*+                      282,641          13,241,731
Vertex Pharmaceuticals, Inc.*+                      354,900          15,207,465
Warner Chilcott PLC- Class A*                       392,150          11,164,510
--------------------------------------------------------------------------------
                                                                    123,441,870
--------------------------------------------------------------------------------

FINANCIALS -- 12.3%
Ameriprise Financial, Inc.                          221,250           8,588,925
Annaly Capital Management, Inc. REIT                534,700           9,277,045
Arch Capital Group Ltd.*+                           116,700           8,349,885
Assurant, Inc.                                      157,980           4,657,250
Federated Investors, Inc.- Class B+                 204,700           5,629,250
First Horizon National Corp.*+                      283,827           3,803,288
Hudson City Bancorp, Inc.                           303,375           4,165,339
Invesco Ltd.                                        266,420           6,258,206
KeyCorp                                             889,800           4,938,390
Knight Capital Group, Inc.- Class A*                367,025           5,652,185
Lazard Ltd.- Class A                                181,850           6,904,845
New York Community Bancorp, Inc.+                   320,473           4,650,063
Northern Trust Corp.+                                92,800           4,862,720
PartnerRe Ltd.                                       62,900           4,696,114
People's United Financial, Inc.                     323,269           5,398,592
Synovus Financial Corp.+                          1,254,150           2,571,008
TCF Financial Corp.+                                441,200           6,009,144
Willis Group Holdings Ltd.+                         275,489           7,267,400
--------------------------------------------------------------------------------
                                                                    103,679,649
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 12.3%
Abercrombie & Fitch Co.- Class A                    170,700           5,948,895
American Eagle Outfitters, Inc.                     317,900           5,397,942
Bed Bath & Beyond, Inc.*+                           346,600          13,389,158
Burger King Holdings, Inc.+                         286,200           5,386,284
Coach, Inc.                                         295,821          10,806,341
DeVry, Inc.                                          87,500           4,963,875
Discovery Communications, Inc.- Class A*+           284,850           8,736,350
Lennar Corp.- Class A+                              250,200           3,195,054
Macy's, Inc.+                                       329,824           5,527,850
Marriott International, Inc.- Class A+              251,413           6,851,004
Starbucks Corp.*+                                   407,500           9,396,950
TJX Cos., Inc.                                      175,300           6,407,215
Toll Brothers, Inc.*+                               167,000           3,141,270
Urban Outfitters, Inc.*                             197,200           6,900,028
WABCO Holdings, Inc.                                275,830           7,113,656
--------------------------------------------------------------------------------
                                                                    103,161,872
--------------------------------------------------------------------------------

ENERGY -- 10.4%
Cameron International Corp.*                        163,100           6,817,580
CONSOL Energy, Inc.                                 307,400          15,308,520
Denbury Resources, Inc.*+                           521,550           7,718,940
Massey Energy Co.                                   341,750          14,356,918
Murphy Oil Corp.                                     98,120           5,318,104
National Oilwell Varco, Inc.                        312,080          13,759,607
PetroHawk Energy Corp.*                             262,400           6,294,976
Weatherford International Ltd.*                     982,100          17,589,411
--------------------------------------------------------------------------------
                                                                     87,164,056
--------------------------------------------------------------------------------

MATERIALS -- 7.0%
Commercial Metals Co.                               373,545           5,845,979
Crown Holdings, Inc.*                               365,900           9,359,722
Cytec Industries, Inc.                              140,025           5,099,710
Ecolab, Inc.                                        157,800           7,036,302
International Flavors & Fragrances, Inc.+           158,535           6,522,130
Owens-Illinois, Inc.*                               322,050          10,585,784
Pactiv Corp.*                                       237,900           5,742,906
Yamana Gold, Inc.+                                  780,100           8,877,538
--------------------------------------------------------------------------------
                                                                     59,070,071
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Mid Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.3% (CONTINUED)                 SHARES             VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 4.5%
Avon Products, Inc.                                 222,800    $      7,018,200
Bunge Ltd.+                                          82,900           5,291,507
H.J. Heinz Co.+                                     151,000           6,456,760
J.M. Smucker Co./The                                 95,350           5,887,863
Molson Coors Brewing Co. - Class B                  102,000           4,606,320
Ralcorp Holdings, Inc.*                             135,850           8,111,603
--------------------------------------------------------------------------------
                                                                     37,372,253
--------------------------------------------------------------------------------

UTILITIES -- 2.5%
Consolidated Edison, Inc.+                          144,870           6,581,444
Hawaiian Electric Industies, Inc.+                  212,239           4,435,795
PG&E Corp.+                                          76,000           3,393,400
Wisconsin Energy Corp.+                             137,295           6,841,410
--------------------------------------------------------------------------------
                                                                     21,252,049
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.2%
NII Holdings, Inc.*                                 298,000          10,006,840
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $  833,815,284
--------------------------------------------------------------------------------

INVESTMENT FUNDS --23.3%
Invesco AIM Liquid Assets Portfolio**           188,584,722      $  188,584,722
Touchstone Institutional Money Market Fund^       7,034,444           7,034,444
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $  195,619,166
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 122.6%
(Cost $938,955,666)                                              $1,029,434,450

LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.6%)                   (190,060,228)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $  839,374,222
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2009, was $182,694,369.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

ADR -- American Depositary Receipt

PLC -- Public Limited Company

REIT -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:


DESCRIPTION              LEVEL 1      LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------
 Common Stocks      $  833,815,284  $        --    $         --  $  833,815,284
 Investment Funds      195,619,166           --              --     195,619,166
                    -----------------------------------------------------------
                                                                 $1,029,434,450

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Notes to Portfolios of Investments
December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

SECURITY VALUATION

The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees.

The Funds have adopted FASB ASC 820 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 -  quoted prices in active markets for identical securities

o Level 2 -  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 -  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2009, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

PORTFOLIO SECURITIES LOANED

Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------


As of December 31, 2009, the following Funds loaned common stocks and received collateral as follows:

                                      FAIR VALUE OF COMMON         VALUE OF
                                          STOCKS LOANED      COLLATERAL RECEIVED
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund        $   7,124,304          $   7,374,397
Growth Opportunities Fund                $   6,827,535          $   7,014,512
Large Cap Core Equity Fund               $   5,639,606          $   5,816,925
Large Cap Growth Fund                    $ 126,815,390          $ 130,960,709
Large Cap Value Fund                     $   3,200,850          $   3,307,168
Mid Cap Growth Fund                      $ 182,694,369          $ 188,584,722

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

REPURCHASE AGREEMENTS

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times, be equal to or exceed the face amount of the repurchase agreement.

INVESTMENT INCOME

Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

FEDERAL TAX INFORMATION

As of December 31, 2009, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

                                                                                                   NET
                                                            GROSS              GROSS            UNREALIZED
                                           FEDERAL        UNREALIZED         UNREALIZED        APPRECIATION
                                          TAX COST       APPRECIATION       DEPRECIATION      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund     $   34,334,985    $    4,210,646    $   (3,176,053)    $    1,034,593
Growth Opportunities Fund             $   53,201,921    $    5,726,991    $   (2,110,530)    $    3,616,461
Large Cap Core Equity Fund            $   57,316,716    $    4,015,185    $   (4,449,554)    $     (434,369)
Large Cap Growth Fund                 $  810,108,796    $  203,771,712    $   (7,119,179)    $  196,652,533
Large Cap Value Fund                  $   18,180,508    $      986,992    $   (1,876,596)    $     (889,604)
Mid Cap Growth Fund                   $  950,927,943    $  130,846,019    $  (52,339,512)    $   78,506,507

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to a Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

RISKS ASSOCIATED WITH SMALL CAPITALIZATION INVESTING

Emerging growth funds and small cap funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies have experienced a greater degree than average of market volatility.

SUBSEQUENT EVENTS

During a meeting held November 19, 2009 of the Board of Trustees, the Trustees unanimously approved the liquidation of the Large Cap Value Fund. On January 15, 2010 all outstanding shares of the Large Cap Value Fund were redeemed as part of the liquidation of the Fund and all operations ceased on this date.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Touchstone Strategic Trust


By:    /s/ Jill T. McGruder
       ---------------------------
Name:  Jill T. McGruder
Title: President

Date:  February 23, 2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Terrie A. Wiedenheft
       ---------------------------
Name:   Terrie A. Wiedenheft
Title:  Treasurer & Controller

Date:   February 23, 2010